Risks (Details)	Dec. 31, 2013
Special mention [Member]
Allowance on non performing loans percentage	2.00%
Substandard [Member]
Allowance on non performing loans percentage	25.00%
Doubtful Member
Allowance on non performing loans percentage	50.00%
Loss Member
Allowance on non performing loans percentage	100.00%